Fair Value (Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Estimated Fair Value	$ 20,281		$ 25,549
SBA servicing assets	753		437		396
Accrued interest receivable	3,518		3,272
Accrued interest payable	474		454
Impaired Financing Receivable, Recorded Investment	12,157		14,788
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash And Cash Equivalents, Estimated fair value	129,821		99,404
Securities held-to-maturity, Estimated Fair Value	20,009	[1]	26,381	[1]
SBA Loans Held For Sale, Estimated fair value	5,179		6,673
Loans, Net Of Allowance For Loan Losses, Estimated fair value	744,095	[2]	658,887	[2]
Federal Home Loan Bank Stock, Estimated fair value	6,032		5,392
SBA servicing assets	753		437
Accrued interest receivable	3,518		3,272
Deposits, Estimated fair value	794,341		738,698
Borrowed Funds And Subordinated Debentures, Estimated fair value	140,465		122,465
Accrued interest payable	474		454
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash And Cash Equivalents, Estimated fair value	129,821		99,404
Securities held-to-maturity, Estimated Fair Value	20,281	[1]	25,549	[1]
SBA Loans Held For Sale, Estimated fair value	5,655		7,267
Loans, Net Of Allowance For Loan Losses, Estimated fair value	748,093	[2]	645,582	[2]
Federal Home Loan Bank Stock, Estimated fair value	6,032		5,392
SBA servicing assets	753		437
Accrued interest receivable	3,518		3,272
Deposits, Estimated fair value	794,436		738,337
Borrowed Funds And Subordinated Debentures, Estimated fair value	145,333		129,732
Accrued interest payable	474		454
Impaired Financing Receivable, Recorded Investment	4,900		4,500
Commercial Mortgage Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Estimated Fair Value	3,965		6,400
Commercial Mortgage Backed Securities [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Estimated Fair Value	4,000		6,800
Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Estimated Fair Value	$ 4,000		$ 6,400

[1]	Includes held to maturity commercial mortgage-backed securities that are considered Level 3. These securities had book values of $4.0 million and $6.8 million at December 31, 2014 and 2013, respectively, and market values of $4.0 million and $6.4 million at December 31, 2014 and 2013, respectively.
[2]	Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading. Impaired loans, included in the fair value non-recurring table, net of specific reserves totaled $4.9 million and $4.5 million at December 31, 2014 and 2013, respectively.